Property and Equipment, Net (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 198	¥ 118	¥ 8